Condensed Consolidated Statements of Changes in Redeemable Noncontrolling Interests And Stockholders’ Equity - USD ($)	Redeemable noncontrolling interests Convertible Preferred Units Previously Reported	Redeemable noncontrolling interests Convertible Preferred Units	Class B Units Previously Reported	Class B Units	Common Units Previously Reported	Common Units	Ordinary share Class V Previously Reported	Ordinary share Class V	Ordinary share Class A Esgen Acquisition Corp	Ordinary share Class A Previously Reported	Ordinary share Class A	Ordinary share Class B Esgen Acquisition Corp	Additional Paid-in Capital Esgen Acquisition Corp	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit Esgen Acquisition Corp	Accumulated Deficit Previously Reported	Accumulated Deficit	Ordinary share subject to possible redemption Class A Esgen Acquisition Corp	Class V	Class A	Esgen Acquisition Corp	Previously Reported	Total
Balance at Dec. 31, 2021												$ 690				$ (22,341,250)			$ 281,520,000			$ (22,340,560)
Balance (in Shares) at Dec. 31, 2021												6,900,000							27,600,000
Accretion of ordinary shares subject to possible redemption																(3,986,568)			$ 3,986,568			(3,986,568)
Net income (loss)																14,334,250						14,334,250
Balance at Dec. 31, 2022					$ 31,155,864			$ 3,373				$ 690			$ 31,152,491	(11,993,568)	$ 119,982	$ 119,982	$ 285,506,568			(11,992,878)	$ 31,275,846	$ 31,275,846
Balance (in Shares) at Dec. 31, 2022					1,000,000			33,730,000				6,900,000							27,600,000
Retroactive application of Business Combination					$ (31,155,864)		$ 3,373							31,152,491
Retroactive application of Business Combination (in Shares)					(1,000,000)		33,730,000
Stockholder distributions																		(166,323)						(166,323)
Net loss prior to the Business Combination																		1,612,737						1,612,737
Balance at Mar. 31, 2023								$ 3,373							31,152,491			1,566,396						32,722,260
Balance (in Shares) at Mar. 31, 2023								33,730,000
Balance at Dec. 31, 2022					$ 31,155,864			$ 3,373				$ 690			31,152,491	(11,993,568)	119,982	119,982	$ 285,506,568			(11,992,878)	31,275,846	31,275,846
Balance (in Shares) at Dec. 31, 2022					1,000,000			33,730,000				6,900,000							27,600,000
Redemption of Class A ordinary shares subject to possible redemption																			$ (272,554,813)
Redemption of Class A ordinary shares subject to possible redemption (in Shares)																			(26,194,445)
Recovery of deferred offering costs																9,234,960						9,234,960
Conversion of Class B ordinary shares to Class A ordinary shares									$ 562			$ (562)
Conversion of Class B ordinary shares to Class A ordinary shares (in Shares)									5,619,077			(5,619,077)									1
Accretion of ordinary shares subject to possible redemption																(3,066,977)			3,066,977			(3,066,977)
Net income (loss)																(3,001,194)						(3,001,194)
Balance at Dec. 31, 2023					$ 31,155,864			$ 3,373	$ 562			$ 128			31,152,491	(8,826,779)	(533,345)	(533,345)	$ 16,018,732			(8,826,089)	30,622,519	30,622,519
Balance (in Shares) at Dec. 31, 2023					1,000,000			33,730,000	5,619,077			1,280,923							1,405,555
Balance at Mar. 31, 2023								$ 3,373							31,152,491			1,566,396						32,722,260
Balance (in Shares) at Mar. 31, 2023								33,730,000
Stockholder distributions																		(361,319)						(361,319)
Net loss prior to the Business Combination																		829,058						829,058
Balance at Jun. 30, 2023								$ 3,373							31,152,491		1,992,528	2,034,135						33,189,999
Balance (in Shares) at Jun. 30, 2023								33,730,000
Stockholder distributions																		(2,761,876)						(2,761,876)
Net loss prior to the Business Combination																		4,000,047						4,000,047
Balance at Sep. 30, 2023								$ 3,373							31,152,491		3,200,342	3,272,306						34,428,170
Balance (in Shares) at Sep. 30, 2023								33,730,000
Balance at Dec. 31, 2023					$ 31,155,864			$ 3,373	$ 562			$ 128			31,152,491	(8,826,779)	(533,345)	(533,345)	$ 16,018,732			(8,826,089)	30,622,519	30,622,519
Balance (in Shares) at Dec. 31, 2023					1,000,000			33,730,000	5,619,077			1,280,923							1,405,555
Retroactive application of Business Combination					$ (31,155,864)		$ 3,373							31,152,491
Retroactive application of Business Combination (in Shares)					(1,000,000)		33,730,000
Stockholder distributions																		(90,000)						(90,000)
Net loss prior to the Business Combination																		(523,681)						(523,681)
Issuance of Class A Shares to third party advisors											$ 18				891,017									891,035
Issuance of Class A Shares to third party advisors (in Shares)											178,207
Issuance of Class A Shares to backstop investor											$ 23				1,569,440									1,569,463
Issuance of Class A Shares to backstop investor (in Shares)											225,174
Reverse Recapitalization		$ 6,855,076						$ 150			$ 425				(1,677,860)									(1,677,285)
Reverse Recapitalization (in Shares)		1,500,000						1,500,000			4,248,583
Transaction costs															(2,890,061)									(2,890,061)
Establishment of redeemable noncontrolling interests				26,116,548											(26,116,548)									(26,116,548)
Stock-based compensation											$ 37				3,118,547									3,118,584
Stock-based compensation (in Shares)											375,000
Subsequent measurement of redeemable noncontrolling interests				176,420,473											(6,047,026)			(170,373,447)						(176,420,473)
Net income (loss)		8,224,091		(10,276,021)														(1,531,429)						(1,531,491)
Balance at Mar. 31, 2024		$ 15,079,167		192,261,000				$ 3,523			$ 503							(173,051,964)						(173,047,938)
Balance (in Shares) at Mar. 31, 2024		1,500,000						35,230,000			5,026,964
Balance at Dec. 31, 2023					$ 31,155,864			$ 3,373	$ 562			$ 128			31,152,491	$ (8,826,779)	$ (533,345)	(533,345)	$ 16,018,732			$ (8,826,089)	$ 30,622,519	30,622,519
Balance (in Shares) at Dec. 31, 2023					1,000,000			33,730,000	5,619,077			1,280,923							1,405,555
Balance at Sep. 30, 2024		$ 15,862,110		57,003,700				$ 3,523			$ 518				3,875,899			(43,207,350)						$ (39,327,410)
Balance (in Shares) at Sep. 30, 2024		1,500,000						35,230,000			5,172,964									35,230,000	5,172,964			41,902,964
Balance at Mar. 31, 2024		$ 15,079,167		192,261,000				$ 3,523			$ 503							(173,051,964)						$ (173,047,938)
Balance (in Shares) at Mar. 31, 2024		1,500,000						35,230,000			5,026,964
Stock-based compensation															2,417,888									2,417,888
Stock-based compensation (in Shares)
Subsequent measurement of redeemable noncontrolling interests				(117,877,583)														117,877,583						117,877,583
Net income (loss)		384,388		(1,863,917)														(277,790)						(277,790)
Balance at Jun. 30, 2024		$ 15,463,555		72,519,500				$ 3,523			$ 503				2,417,888			(55,452,171)						(53,030,257)
Balance (in Shares) at Jun. 30, 2024		1,500,000						35,230,000			5,026,964
Reverse Recapitalization															112,909									112,909
Stock-based compensation															1,089,617									1,089,617
Class A common stock issued for services											$ 15				255,485									255,500
Class A common stock issued for services (in Shares)											146,000
Subsequent measurement of redeemable noncontrolling interests				(12,669,083)														12,669,083						12,669,083
Net income (loss)		398,555		(2,846,717)														(424,262)						(424,262)
Balance at Sep. 30, 2024		$ 15,862,110		$ 57,003,700				$ 3,523			$ 518				$ 3,875,899			$ (43,207,350)						$ (39,327,410)
Balance (in Shares) at Sep. 30, 2024		1,500,000						35,230,000			5,172,964									35,230,000	5,172,964			41,902,964